Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1       NATURE OF OPERATIONS

ClimateRock Holdings Limited (the “Company”) is a Cayman Islands exempted company, incorporated and registered in the Cayman Islands under the Companies Act (Revised) on September 23, 2022. ClimateRock Holdings Limited has its registered office at Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The authorised share capital of ClimateRock Holdings Limited is USD 50,000, divided into 50,000 ordinary shares with a par value of USD 1.00 each. Upon incorporation on September 23, 2022, 1 ordinary share was issued to Ogier Global Subscriber (Cayman) Limited at a par value of USD 1.00 per share. On October 3, 2022, this share was transferred to ClimateRock Holdings Topco Limited, and on December 28, 2023, it was transferred to ClimateRock.

As of December 31, 2023, the Company had not yet commenced operations. ClimateRock Holdings Limited was incorporated for the purposes of the de-SPAC transaction. Its activities were limited to holding shares in:

•        ClimateRock Merger Sub — incorporated on September 23, 2022, and had not yet commenced operations.

•        GreenRock Merger Sub — incorporated on January 2, 2024, and had not yet commenced operations.

Both subsidiaries are Cayman Islands exempted companies and are wholly-owned subsidiaries of ClimateRock Holdings Limited.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

1       NATURE OF OPERATIONS

ClimateRock Holdings Limited (the “Company”) is a Cayman Islands exempted company, incorporated and registered in the Cayman Islands under the Companies Act (Revised) on September 23, 2022. ClimateRock Holdings Limited has its registered office at Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The authorised share capital of ClimateRock Holdings Limited is USD 50,000, divided into 50,000 ordinary shares with a par value of USD 1.00 each. Upon incorporation on September 23, 2022, 1 ordinary share was issued to Ogier Global Subscriber (Cayman) Limited at a par value of USD 1.00 per share. On October 3, 2022, this share was transferred to ClimateRock Holdings Topco Limited, and on December 28, 2023, it was transferred to ClimateRock.

As of December 31, 2023, the Company had not yet commenced operations. ClimateRock Holdings Limited was incorporated for the purposes of the de-SPAC transaction. Its activities were limited to holding shares in:

•        ClimateRock Merger Sub — incorporated on September 23, 2022, and had not yet commenced operations.

•        GreenRock Merger Sub — incorporated on January 2, 2024, and had not yet commenced operations.

Both subsidiaries are Cayman Islands exempted companies and are wholly-owned subsidiaries of ClimateRock Holdings Limited.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.